Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.3%)
	United States Treasury Note/Bond (Cost $10,410)	4.250%	12/31/24	10,425	10,425
Corporate Bonds (13.8%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	7,225	7,454
Brazil (0.1%)
	Petrobras Global Finance BV	6.875%	1/20/40	1	1
	Petrobras Global Finance BV	6.850%	6/5/15	5,900	5,107
					5,108
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	9,600	7,450
China (3.0%)
	Bank of China Ltd.	5.000%	11/13/24	10,900	10,913
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	6,250	6,069
	China Construction Bank Corp.	4.250%	2/27/29	6,650	6,600
	China Construction Bank Corp.	2.450%	6/24/30	7,175	6,775
	China Construction Bank Corp.	2.850%	1/21/32	7,000	6,621
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	6,305	6,281
	CNOOC Finance 2014 ULC	4.250%	4/30/24	7,406	7,346
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	7,150	6,941
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	7,090	7,051
	Industrial & Commercial Bank of China Ltd.	3.200%	12/31/99	21,825	20,740
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	5,450	5,269
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	5,550	5,023
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	5,320	5,279
	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	8,294	8,084
					108,992
Colombia (0.7%)
	Ecopetrol SA	5.375%	6/26/26	5,425	5,242
	Ecopetrol SA	6.875%	4/29/30	7,275	6,813
	Ecopetrol SA	8.875%	1/13/33	6,700	6,870
	Ecopetrol SA	5.875%	5/28/45	7,247	5,195
					24,120
Indonesia (0.5%)
[2]	Freeport Indonesia PT	5.315%	4/14/32	4,500	4,301
	Freeport Indonesia PT	5.315%	4/14/32	950	906
	Pertamina Persero PT	6.450%	5/30/44	5,000	5,222
	Pertamina Persero PT	6.500%	11/7/48	200	209
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	5,457	5,299
					15,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kazakhstan (0.1%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	5,350	4,581
Malaysia (0.9%)
	Petronas Capital Ltd.	3.500%	3/18/25	5,250	5,123
	Petronas Capital Ltd.	3.500%	4/21/30	8,150	7,621
	Petronas Capital Ltd.	4.500%	3/18/45	5,300	5,001
	Petronas Capital Ltd.	4.550%	4/21/50	9,550	8,931
[2]	Petronas Capital Ltd.	3.404%	4/28/61	4,000	2,956
	Petronas Capital Ltd.	3.404%	4/28/61	2,350	1,741
					31,373
Mexico (4.0%)
	Mexico City Airport Trust	5.500%	7/31/47	7,579	6,136
	Petroleos Mexicanos	6.875%	8/4/26	9,050	8,854
	Petroleos Mexicanos	6.490%	1/23/27	5,606	5,288
	Petroleos Mexicanos	6.500%	3/13/27	14,055	13,271
	Petroleos Mexicanos	5.350%	2/12/28	7,170	6,287
[3]	Petroleos Mexicanos	8.750%	6/2/29	6,600	6,427
	Petroleos Mexicanos	6.840%	1/23/30	8,520	7,421
	Petroleos Mexicanos	5.950%	1/28/31	13,395	10,716
	Petroleos Mexicanos	6.625%	6/15/35	9,940	7,803
	Petroleos Mexicanos	6.500%	6/2/41	5,250	3,776
	Petroleos Mexicanos	6.750%	9/21/47	19,650	13,652
	Petroleos Mexicanos	6.350%	2/12/48	5,750	3,840
	Petroleos Mexicanos	7.690%	1/23/50	28,294	21,194
	Petroleos Mexicanos	6.950%	1/28/60	13,450	9,271
[3]	Petroleos Mexicanos	6.700%	2/16/32	24,029	19,960
					143,896
Peru (0.1%)
	Petroleos del Peru SA	5.625%	6/19/47	7,200	4,784
Qatar (1.0%)
[2]	QatarEnergy	1.375%	9/12/26	3,700	3,335
	QatarEnergy	1.375%	9/12/26	1,775	1,598
[2]	QatarEnergy	2.250%	7/12/31	3,850	3,279
	QatarEnergy	2.250%	7/12/31	7,500	6,405
	QatarEnergy	3.125%	7/12/41	12,809	10,197
	QatarEnergy	3.300%	7/12/51	14,300	10,916
					35,730
Saudi Arabia (2.1%)
[2]	SA Global Sukuk Ltd.	1.602%	6/17/26	3,900	3,582
	SA Global Sukuk Ltd.	1.602%	6/17/26	3,638	3,337
	SA Global Sukuk Ltd.	2.694%	6/17/31	10,050	8,897
	Saudi Arabian Oil Co.	2.875%	4/16/24	6,750	6,578
	Saudi Arabian Oil Co.	3.500%	4/16/29	11,316	10,637
	Saudi Arabian Oil Co.	2.250%	11/24/30	7,500	6,359
	Saudi Arabian Oil Co.	4.250%	4/16/39	9,825	8,994
	Saudi Arabian Oil Co.	4.375%	4/16/49	10,780	9,554
	Saudi Arabian Oil Co.	3.250%	11/24/50	8,208	5,934
	Saudi Arabian Oil Co.	3.500%	11/24/70	8,200	5,743
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	4,700	4,653
					74,268
United Arab Emirates (0.9%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	7,875	7,507
[2]	DP World Ltd.	6.850%	7/2/37	6,070	6,898
	DP World Ltd.	5.625%	9/25/48	275	276
	DP World Salaam	6.000%	12/31/99	5,450	5,446
	MDGH GMTN RSC Ltd.	3.700%	11/7/49	5,003	4,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MDGH GMTN RSC Ltd.	3.950%	5/21/50	7,150	6,154
					30,426
Total Corporate Bonds (Cost $559,770)					494,119
Sovereign Bonds (84.2%)
Angola (0.8%)
	Republic of Angola	9.500%	11/12/25	1,650	1,724
	Republic of Angola	8.250%	5/9/28	7,550	7,163
	Republic of Angola	8.000%	11/26/29	6,423	5,962
[2]	Republic of Angola	8.750%	4/14/32	5,000	4,635
	Republic of Angola	8.750%	4/14/32	1,450	1,343
	Republic of Angola	9.375%	5/8/48	6,150	5,503
	Republic of Angola	9.125%	11/26/49	4,200	3,690
					30,020
Argentina (2.4%)
[4]	Provincia de Buenos Aires, 6.375% coupon rate effective 9/1/23	5.250%	9/1/37	22,000	8,734
	Republic of Argentina	1.000%	7/9/29	9,176	3,127
[4]	Republic of Argentina, 0.750% coupon rate effective 7/9/23	0.500%	7/9/30	56,677	20,292
[4]	Republic of Argentina, 3.625% coupon rate effective 7/9/23	1.500%	7/9/35	72,879	22,393
[4]	Republic of Argentina, 3.625% coupon rate effective 7/9/23	1.500%	7/9/46	8,024	2,495
[4]	Republic of Argentina, 4.250% coupon rate effective 7/9/23	3.875%	1/9/38	40,141	14,761
[4]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	37,089	12,635
					84,437
Armenia (0.2%)
	Republic of Armenia	7.150%	3/26/25	1,800	1,827
	Republic of Armenia	3.950%	9/26/29	1,850	1,546
[2]	Republic of Armenia	3.600%	2/2/31	950	750
	Republic of Armenia	3.600%	2/2/31	1,850	1,454
					5,577
Azerbaijan (0.2%)
	Republic of Azerbaijan	4.750%	3/18/24	3,172	3,145
[3]	Republic of Azerbaijan	3.500%	9/1/32	3,660	3,177
					6,322
Bahamas (0.1%)
[2,3]	Commonwealth of Bahamas	6.000%	11/21/28	850	688
[3]	Commonwealth of Bahamas	6.000%	11/21/28	1,400	1,154
[2,3]	Commonwealth of Bahamas	8.950%	10/15/32	1,750	1,502
[3]	Commonwealth of Bahamas	8.950%	10/15/32	1,400	1,224
					4,568
Bahrain (1.9%)
	CBB International Sukuk Co. 5 Spc	5.624%	2/12/24	2,900	2,906
	CBB International Sukuk Co. 6 Spc	5.250%	3/20/25	2,900	2,899
	CBB International Sukuk Co. 6 Spc	6.875%	10/5/25	3,900	4,075
	CBB International Sukuk Programme Co. WLL	6.250%	11/14/24	4,162	4,219
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	3,456	3,416
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	3,475	3,387
	CBB International Sukuk Programme Co. WLL	3.875%	5/18/29	3,750	3,402
	Kingdom of Bahrain	7.000%	1/26/26	5,425	5,649
	Kingdom of Bahrain	4.250%	1/25/28	1,800	1,684
	Kingdom of Bahrain	7.000%	10/12/28	5,700	5,903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kingdom of Bahrain	6.750%	9/20/29	4,250	4,288
	Kingdom of Bahrain	7.375%	5/14/30	3,650	3,798
	Kingdom of Bahrain	5.625%	9/30/31	3,370	3,146
	Kingdom of Bahrain	5.450%	9/16/32	3,700	3,365
	Kingdom of Bahrain	5.250%	1/25/33	3,400	3,020
[2]	Kingdom of Bahrain	5.625%	5/18/34	1,800	1,598
	Kingdom of Bahrain	5.625%	5/18/34	2,000	1,783
	Kingdom of Bahrain	6.000%	9/19/44	4,525	3,665
	Kingdom of Bahrain	7.500%	9/20/47	3,225	3,008
	Kingdom of Bahrain	6.250%	1/25/51	1,700	1,402
					66,613
Belarus (0.1%)
	Republic of Belarus	5.875%	2/24/26	2,175	946
	Republic of Belarus	7.625%	6/29/27	1,600	672
	Republic of Belarus	6.200%	2/28/30	2,100	704
	Republic of Belarus	6.378%	2/24/31	2,500	837
					3,159
Bermuda (0.3%)
	Government of Bermuda	3.717%	1/25/27	2,150	2,080
	Government of Bermuda	2.375%	8/20/30	2,000	1,716
[2]	Government of Bermuda	5.000%	7/15/32	2,600	2,624
	Government of Bermuda	5.000%	7/15/32	1,200	1,208
[2]	Government of Bermuda	3.375%	8/20/50	1,000	728
	Government of Bermuda	3.375%	8/20/50	1,400	1,019
					9,375
Bolivia (0.1%)
[2,3]	Bolivian Government	4.500%	3/20/28	700	534
[3]	Bolivian Government	4.500%	3/20/28	3,506	2,670
[2]	Bolivian Government	7.500%	3/2/30	1,400	1,236
	Bolivian Government	7.500%	3/2/30	1,000	889
					5,329
Brazil (3.3%)
	Federative Republic of Brazil	8.875%	4/15/24	3,226	3,361
	Federative Republic of Brazil	4.250%	1/7/25	15,803	15,621
	Federative Republic of Brazil	8.750%	2/4/25	2,762	2,965
	Federative Republic of Brazil	2.875%	6/6/25	6,950	6,618
	Federative Republic of Brazil	6.000%	4/7/26	6,200	6,455
	Federative Republic of Brazil	10.125%	5/15/27	2,800	3,294
	Federative Republic of Brazil	4.625%	1/13/28	10,900	10,606
	Federative Republic of Brazil	4.500%	5/30/29	7,250	6,887
	Federative Republic of Brazil	3.875%	6/12/30	12,500	11,100
	Federative Republic of Brazil	3.750%	9/12/31	5,275	4,543
	Federative Republic of Brazil	8.250%	1/20/34	4,500	5,223
	Federative Republic of Brazil	7.125%	1/20/37	6,100	6,608
	Federative Republic of Brazil	5.625%	1/7/41	7,900	6,990
	Federative Republic of Brazil	5.000%	1/27/45	12,336	9,697
	Federative Republic of Brazil	5.625%	2/21/47	7,283	6,093
	Federative Republic of Brazil	4.750%	1/14/50	16,260	11,991
					118,052
Chile (2.0%)
	Republic of Chile	3.125%	1/21/26	2,600	2,504
	Republic of Chile	2.750%	1/31/27	5,600	5,257
	Republic of Chile	3.240%	2/6/28	7,490	7,107
	Republic of Chile	2.450%	1/31/31	7,732	6,624
	Republic of Chile	2.550%	7/27/33	8,122	6,649
	Republic of Chile	3.500%	1/31/34	7,450	6,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.100%	5/7/41	9,650	7,325
	Republic of Chile	4.340%	3/7/42	7,025	6,265
	Republic of Chile	3.860%	6/21/47	4,625	3,777
	Republic of Chile	3.500%	1/25/50	8,350	6,327
	Republic of Chile	4.000%	1/31/52	3,550	2,902
	Republic of Chile	3.500%	4/15/53	5,250	3,936
	Republic of Chile	3.100%	1/22/61	7,300	4,847
	Republic of Chile	3.250%	9/21/71	3,550	2,336
					72,482
China (1.4%)
	China Government Bond	1.950%	12/3/24	7,500	7,210
	China Government Bond	0.550%	10/21/25	8,000	7,247
	China Government Bond	2.625%	11/2/27	4,124	3,935
	China Government Bond	3.500%	10/19/28	3,600	3,551
	China Government Bond	2.125%	12/3/29	8,200	7,464
	China Government Bond	1.200%	10/21/30	4,750	4,028
	China Government Bond	1.750%	10/26/31	3,000	2,601
	China Government Bond	2.750%	12/3/39	2,575	2,143
	China Government Bond	4.000%	10/19/48	2,000	1,941
[2]	China Government Bond	2.250%	10/21/50	300	204
	China Government Bond	2.250%	10/21/50	1,200	828
[2]	China Government Bond	2.500%	10/26/51	2,525	1,809
	China Government Bond	2.500%	10/26/51	800	581
	Export-Import Bank of China	3.625%	7/31/24	5,072	5,000
					48,542
Colombia (2.7%)
	Republic of Colombia	8.125%	5/21/24	2,805	2,900
	Republic of Colombia	4.500%	1/28/26	5,717	5,468
	Republic of Colombia	3.875%	4/25/27	6,950	6,314
	Republic of Colombia	4.500%	3/15/29	7,325	6,493
	Republic of Colombia	3.000%	1/30/30	5,725	4,479
	Republic of Colombia	3.125%	4/15/31	9,205	6,972
	Republic of Colombia	3.250%	4/22/32	7,950	5,881
	Republic of Colombia	8.000%	4/20/33	4,092	4,224
	Republic of Colombia	7.500%	2/2/34	8,846	8,788
	Republic of Colombia	7.375%	9/18/37	5,962	5,815
	Republic of Colombia	6.125%	1/18/41	8,445	6,994
	Republic of Colombia	4.125%	2/22/42	3,950	2,563
	Republic of Colombia	5.625%	2/26/44	8,675	6,630
	Republic of Colombia	5.000%	6/15/45	16,000	11,265
	Republic of Colombia	5.200%	5/15/49	9,370	6,638
	Republic of Colombia	4.125%	5/15/51	6,350	3,951
	Republic of Colombia	3.875%	2/15/61	4,600	2,667
					98,042
Costa Rica (0.4%)
	Republic of Costa Rica	4.375%	4/30/25	1,800	1,745
	Republic of Costa Rica	6.125%	2/19/31	4,450	4,388
	Republic of Costa Rica	5.625%	4/30/43	1,700	1,433
	Republic of Costa Rica	7.000%	4/4/44	3,330	3,235
	Republic of Costa Rica	7.158%	3/12/45	4,701	4,632
					15,433
Dominican Republic (2.3%)
	Dominican Republic	5.500%	1/27/25	4,500	4,496
	Dominican Republic	6.875%	1/29/26	6,195	6,394
	Dominican Republic	5.950%	1/25/27	5,750	5,750
	Dominican Republic	6.000%	7/19/28	4,769	4,690
[2]	Dominican Republic	5.500%	2/22/29	2,550	2,408

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominican Republic	5.500%	2/22/29	3,100	2,927
	Dominican Republic	4.500%	1/30/30	7,006	6,122
[2]	Dominican Republic	4.875%	9/23/32	700	600
	Dominican Republic	4.875%	9/23/32	10,450	8,909
[2]	Dominican Republic	6.000%	2/22/33	1,300	1,207
	Dominican Republic	6.000%	2/22/33	5,500	5,094
	Dominican Republic	5.300%	1/21/41	5,050	4,072
	Dominican Republic	7.450%	4/30/44	5,550	5,452
	Dominican Republic	6.850%	1/27/45	7,194	6,615
	Dominican Republic	6.500%	2/15/48	3,600	3,124
	Dominican Republic	6.400%	6/5/49	5,350	4,593
	Dominican Republic	5.875%	1/30/60	11,277	8,727
					81,180
Ecuador (0.8%)
[3]	Republic of Ecuador	0.000%	7/31/30	3,555	1,516
[4]	Republic of Ecuador, 2.500% coupon rate effective 7/31/23	1.500%	7/31/40	12,058	5,064
[4]	Republic of Ecuador, 3.500% coupon rate effective 7/31/23	2.500%	7/31/35	29,681	14,397
[4]	Republic of Ecuador, 6.000% coupon rate effective 7/31/23	5.500%	7/31/30	13,385	8,884
					29,861
Egypt (2.1%)
	Arab Republic of Egypt	6.200%	3/1/24	2,600	2,491
	Arab Republic of Egypt	5.750%	5/29/24	4,345	4,102
	Arab Republic of Egypt	5.875%	6/11/25	5,375	4,949
	Arab Republic of Egypt	5.250%	10/6/25	2,950	2,652
	Arab Republic of Egypt	3.875%	2/16/26	2,650	2,210
	Arab Republic of Egypt	7.500%	1/31/27	6,750	6,093
[2]	Arab Republic of Egypt	5.800%	9/30/27	400	333
	Arab Republic of Egypt	5.800%	9/30/27	4,025	3,347
	Arab Republic of Egypt	6.588%	2/21/28	4,600	3,817
	Arab Republic of Egypt	7.600%	3/1/29	5,900	4,901
	Arab Republic of Egypt	5.875%	2/16/31	5,375	3,838
	Arab Republic of Egypt	7.053%	1/15/32	3,400	2,559
	Arab Republic of Egypt	7.625%	5/29/32	5,069	3,882
[2]	Arab Republic of Egypt	7.300%	9/30/33	925	680
	Arab Republic of Egypt	7.300%	9/30/33	3,700	2,735
	Arab Republic of Egypt	6.875%	4/30/40	1,575	1,067
	Arab Republic of Egypt	8.500%	1/31/47	8,480	6,004
	Arab Republic of Egypt	7.903%	2/21/48	5,800	3,870
	Arab Republic of Egypt	8.700%	3/1/49	5,400	3,832
	Arab Republic of Egypt	8.875%	5/29/50	7,340	5,264
[2]	Arab Republic of Egypt	8.750%	9/30/51	1,300	924
	Arab Republic of Egypt	8.750%	9/30/51	1,225	870
	Arab Republic of Egypt	8.150%	11/20/59	1,750	1,193
[2]	Arab Republic of Egypt	7.500%	2/16/61	3,100	2,025
	Arab Republic of Egypt	7.500%	2/16/61	2,500	1,632
					75,270
El Salvador (0.3%)
	Republic of El Salvador	6.375%	1/18/27	2,662	1,476
	Republic of El Salvador	8.625%	2/28/29	2,385	1,282
	Republic of El Salvador	8.250%	4/10/32	1,732	883
	Republic of El Salvador	7.650%	6/15/35	3,500	1,708
	Republic of El Salvador	7.625%	2/1/41	2,218	1,058
	Republic of El Salvador	7.125%	1/20/50	4,275	1,977
[2]	Republic of El Salvador	9.500%	7/15/52	150	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of El Salvador	9.500%	7/15/52	3,000	1,579
					10,042
Ethiopia (0.1%)
	Federal Republic of Ethiopia	6.625%	12/11/24	3,550	2,408
Gabon (0.2%)
	Republic of Gabon	6.950%	6/16/25	2,800	2,725
[3]	Republic of Gabon	6.625%	2/6/31	2,800	2,359
[2,3]	Republic of Gabon	6.625%	2/6/31	700	589
[2]	Republic of Gabon	7.000%	11/24/31	2,125	1,791
	Republic of Gabon	7.000%	11/24/31	600	507
					7,971
Georgia (0.0%)
[2]	Republic of Georgia	2.750%	4/22/26	750	692
	Republic of Georgia	2.750%	4/22/26	1,000	919
					1,611
Ghana (0.5%)
[3,5]	Republic of Ghana	8.125%	1/18/26	4,645	1,858
[3,5]	Republic of Ghana	6.375%	2/11/27	5,481	2,072
[3,5]	Republic of Ghana	7.875%	3/26/27	1,530	594
[3,5]	Republic of Ghana	7.750%	4/7/29	2,950	1,106
[3,5]	Republic of Ghana	7.625%	5/16/29	4,000	1,492
[3,5]	Republic of Ghana	10.750%	10/14/30	3,650	2,558
[3,5]	Republic of Ghana	8.125%	3/26/32	4,500	1,673
[5]	Republic of Ghana	8.625%	4/7/34	3,550	1,320
[3,5]	Republic of Ghana	7.875%	2/11/35	3,854	1,431
[2,5]	Republic of Ghana	8.875%	5/7/42	200	72
[5]	Republic of Ghana	8.875%	5/7/42	1,600	583
[3,5]	Republic of Ghana	8.627%	6/16/49	3,250	1,173
[3,5]	Republic of Ghana	8.950%	3/26/51	3,525	1,290
[2,3,5]	Republic of Ghana	8.750%	3/11/61	200	72
[3,5]	Republic of Ghana	8.750%	3/11/61	2,850	1,042
					18,336
Guatemala (0.5%)
	Republic of Guatemala	4.500%	5/3/26	2,250	2,183
	Republic of Guatemala	4.375%	6/5/27	2,000	1,917
	Republic of Guatemala	4.875%	2/13/28	2,200	2,140
[2]	Republic of Guatemala	5.250%	8/10/29	1,700	1,661
[3]	Republic of Guatemala	4.900%	6/1/30	1,600	1,535
	Republic of Guatemala	5.375%	4/24/32	1,800	1,765
[2]	Republic of Guatemala	3.700%	10/7/33	900	762
	Republic of Guatemala	3.700%	10/7/33	1,075	905
[2]	Republic of Guatemala	4.650%	10/7/41	900	753
	Republic of Guatemala	4.650%	10/7/41	1,400	1,162
[3]	Republic of Guatemala	6.125%	6/1/50	4,800	4,674
					19,457
Honduras (0.1%)
	Republic of Honduras	6.250%	1/19/27	2,570	2,287
[2]	Republic of Honduras	5.625%	6/24/30	650	534
	Republic of Honduras	5.625%	6/24/30	1,450	1,189
					4,010
Hungary (1.3%)
	Republic of Hungary	5.375%	3/25/24	2,943	2,953
[2]	Republic of Hungary	6.125%	5/22/28	5,300	5,499
[2]	Republic of Hungary	5.250%	6/16/29	4,675	4,619
	Republic of Hungary	5.250%	6/16/29	2,150	2,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Republic of Hungary	2.125%	9/22/31	5,200	4,047
	Republic of Hungary	2.125%	9/22/31	2,550	1,980
[2]	Republic of Hungary	6.250%	9/22/32	4,300	4,468
[2]	Republic of Hungary	5.500%	6/16/34	4,025	3,971
	Republic of Hungary	5.500%	6/16/34	1,100	1,083
	Republic of Hungary	7.625%	3/29/41	5,970	6,765
[2]	Republic of Hungary	3.125%	9/21/51	4,600	2,924
	Republic of Hungary	3.125%	9/21/51	2,200	1,392
[2]	Republic of Hungary	6.750%	9/25/52	4,600	4,888
					46,709
Indonesia (6.8%)
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	2,450	2,419
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	5,200	5,187
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	7,219	7,195
	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	3,005	2,852
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	6,320	6,348
[2]	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	2,950	2,695
	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	2,275	2,078
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	7,377	7,314
[2]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	3,575	3,578
	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	2,800	2,802
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	5,790	5,785
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	3,835	3,821
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	3,550	3,172
	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	3,500	3,031
[2]	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	4,400	4,421
	Perusahaan Penerbit SBSN Indonesia III	4.700%	6/6/32	1,050	1,055
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	2,500	2,040
[2]	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	1,600	1,252
	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	1,200	931
	Republic of Indonesia	4.125%	1/15/25	7,100	7,047
	Republic of Indonesia	4.750%	1/8/26	7,100	7,106
	Republic of Indonesia	4.350%	1/8/27	4,700	4,696
	Republic of Indonesia	3.850%	7/18/27	3,670	3,584
	Republic of Indonesia	4.150%	9/20/27	2,875	2,844
	Republic of Indonesia	3.500%	1/11/28	4,886	4,685
	Republic of Indonesia	4.550%	1/11/28	2,800	2,808
	Republic of Indonesia	4.100%	4/24/28	3,800	3,749
	Republic of Indonesia	4.750%	2/11/29	4,558	4,637
	Republic of Indonesia	3.400%	9/18/29	2,850	2,665
	Republic of Indonesia	2.850%	2/14/30	4,400	3,993
	Republic of Indonesia	3.850%	10/15/30	5,800	5,547
	Republic of Indonesia	1.850%	3/12/31	4,650	3,831
	Republic of Indonesia	2.150%	7/28/31	4,850	4,079
	Republic of Indonesia	3.550%	3/31/32	3,600	3,336
	Republic of Indonesia	4.650%	9/20/32	5,300	5,309
	Republic of Indonesia	4.850%	1/11/33	2,100	2,120
	Republic of Indonesia	8.500%	10/12/35	5,600	7,289
	Republic of Indonesia	6.625%	2/17/37	5,112	5,932
	Republic of Indonesia	7.750%	1/17/38	7,150	8,901
	Republic of Indonesia	5.250%	1/17/42	8,050	8,167
	Republic of Indonesia	4.625%	4/15/43	5,960	5,628
	Republic of Indonesia	6.750%	1/15/44	7,055	8,263
	Republic of Indonesia	5.125%	1/15/45	7,201	7,150
	Republic of Indonesia	5.950%	1/8/46	4,416	4,860
	Republic of Indonesia	5.250%	1/8/47	5,350	5,364
	Republic of Indonesia	4.750%	7/18/47	3,300	3,167
	Republic of Indonesia	4.350%	1/11/48	6,150	5,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	5.350%	2/11/49	3,173	3,239
	Republic of Indonesia	3.700%	10/30/49	3,300	2,674
	Republic of Indonesia	3.500%	2/14/50	2,900	2,240
	Republic of Indonesia	4.200%	10/15/50	6,350	5,493
	Republic of Indonesia	3.050%	3/12/51	6,900	5,206
	Republic of Indonesia	4.300%	3/31/52	2,800	2,471
	Republic of Indonesia	5.450%	9/20/52	2,000	2,064
	Republic of Indonesia	5.650%	1/11/53	1,900	2,004
	Republic of Indonesia	3.200%	9/23/61	2,400	1,675
	Republic of Indonesia	4.450%	4/15/70	3,700	3,218
	Republic of Indonesia	3.350%	3/12/71	2,875	2,032
					242,597
Iraq (0.2%)
[3]	Republic of Iraq	5.800%	1/15/28	6,403	5,938
Ivory Coast (0.2%)
[3]	Ivory Coast	6.375%	3/3/28	2,950	2,866
[3]	Ivory Coast	6.125%	6/15/33	4,400	3,914
					6,780
Jamaica (0.5%)
[3]	Jamaica	6.750%	4/28/28	5,400	5,788
[3]	Jamaica	8.000%	3/15/39	4,350	5,233
	Jamaica	7.875%	7/28/45	6,300	7,362
					18,383
Jordan (0.5%)
	Kingdom of Jordan	4.950%	7/7/25	1,800	1,749
	Kingdom of Jordan	6.125%	1/29/26	3,300	3,301
	Kingdom of Jordan	5.750%	1/31/27	3,400	3,339
[2]	Kingdom of Jordan	7.750%	1/15/28	1,325	1,375
	Kingdom of Jordan	7.750%	1/15/28	1,600	1,654
[2]	Kingdom of Jordan	5.850%	7/7/30	300	276
	Kingdom of Jordan	5.850%	7/7/30	4,261	3,927
	Kingdom of Jordan	7.375%	10/10/47	3,450	3,124
					18,745
Kazakhstan (0.7%)
	Republic of Kazakhstan	3.875%	10/14/24	5,520	5,568
	Republic of Kazakhstan	5.125%	7/21/25	8,800	9,157
	Republic of Kazakhstan	4.875%	10/14/44	2,950	2,686
	Republic of Kazakhstan	4.875%	10/14/44	850	774
	Republic of Kazakhstan	6.500%	7/21/45	5,080	5,405
					23,590
Kenya (0.6%)
	Republic of Kenya	6.875%	6/24/24	7,025	6,625
	Republic of Kenya	7.000%	5/22/27	3,300	2,983
	Republic of Kenya	7.250%	2/28/28	3,600	3,178
	Republic of Kenya	8.000%	5/22/32	4,500	3,929
[2]	Republic of Kenya	6.300%	1/23/34	1,100	849
	Republic of Kenya	6.300%	1/23/34	2,200	1,704
	Republic of Kenya	8.250%	2/28/48	3,350	2,646
					21,914
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	16,150	15,892
Lebanon (0.1%)
[5]	Lebanon Republic	6.650%	4/22/24	1,860	124
[5]	Lebanon Republic	6.200%	2/26/25	6,678	444
[5]	Lebanon Republic	6.600%	11/27/26	6,775	454

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Lebanon Republic	6.850%	3/23/27	5,600	373
[5]	Lebanon Republic	6.750%	11/29/27	4,009	268
[5]	Lebanon Republic	6.650%	11/3/28	3,000	200
[5]	Lebanon Republic	6.850%	5/25/29	3,300	217
[5]	Lebanon Republic	6.650%	2/26/30	5,630	374
[5]	Lebanon Republic	7.000%	3/23/32	4,470	296
[5]	Lebanon Republic	7.250%	3/23/37	3,455	232
					2,982
Malaysia (0.4%)
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	3,850	3,749
[2]	Malaysia Sovereign Sukuk Bhd.	2.070%	4/28/31	1,250	1,092
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	2,025	1,946
[2]	Malaysia Sovereign Sukuk Bhd.	3.075%	4/28/51	700	537
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	3,500	3,406
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	2,300	2,154
	Malaysia Wakala Sukuk Bhd.	2.070%	4/28/31	925	810
	Malaysia Wakala Sukuk Bhd.	3.075%	4/28/51	500	386
					14,080
Maldives (0.0%)
[2]	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	1,365	1,156
	Maldives Sukuk Issuance Ltd.	9.875%	4/8/26	400	345
					1,501
Mexico (5.8%)
	United Mexican States	3.900%	4/27/25	2,650	2,630
	United Mexican States	4.125%	1/21/26	7,362	7,288
	United Mexican States	4.150%	3/28/27	8,070	7,995
	United Mexican States	3.750%	1/11/28	6,975	6,694
	United Mexican States	5.400%	2/9/28	4,400	4,532
	United Mexican States	4.500%	4/22/29	11,336	11,137
	United Mexican States	3.250%	4/16/30	8,125	7,341
	United Mexican States	2.659%	5/24/31	12,407	10,432
	United Mexican States	8.300%	8/15/31	4,050	4,835
	United Mexican States	4.750%	4/27/32	7,165	6,931
	United Mexican States	7.500%	4/8/33	2,700	3,089
	United Mexican States	4.875%	5/19/33	8,175	7,884
	United Mexican States	3.500%	2/12/34	10,447	8,836
	United Mexican States	6.750%	9/27/34	6,279	6,868
	United Mexican States	6.350%	2/9/35	9,000	9,591
	United Mexican States	6.050%	1/11/40	9,999	10,207
	United Mexican States	4.280%	8/14/41	11,520	9,485
	United Mexican States	4.750%	3/8/44	13,356	11,470
	United Mexican States	5.550%	1/21/45	9,259	8,778
	United Mexican States	4.600%	1/23/46	8,500	7,046
	United Mexican States	4.350%	1/15/47	5,376	4,287
	United Mexican States	4.600%	2/10/48	7,398	6,092
	United Mexican States	4.500%	1/31/50	8,199	6,652
	United Mexican States	5.000%	4/27/51	8,975	7,751
	United Mexican States	4.400%	2/12/52	10,875	8,548
	United Mexican States	3.771%	5/24/61	11,100	7,573
	United Mexican States	3.750%	4/19/71	8,750	5,878
	United Mexican States	5.750%	10/12/10	9,630	8,686
					208,536
Mongolia (0.2%)
[2]	Mongolia	5.125%	4/7/26	848	798
	Mongolia	5.125%	4/7/26	1,725	1,624
	Mongolia	3.500%	7/7/27	1,700	1,482
[2]	Mongolia	8.650%	1/19/28	1,900	1,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mongolia	4.450%	7/7/31	1,100	909
	Mongolia	4.450%	7/7/31	800	660
					7,467
Morocco (0.3%)
	Kingdom of Morocco	2.375%	12/15/27	2,600	2,296
	Kingdom of Morocco	3.000%	12/15/32	3,500	2,800
	Kingdom of Morocco	5.500%	12/11/42	2,465	2,134
[2]	Kingdom of Morocco	4.000%	12/15/50	1,550	1,066
	Kingdom of Morocco	4.000%	12/15/50	3,225	2,213
					10,509
Mozambique (0.1%)
[4]	Republic of Mozambique, 9.000% coupon rate effective 9/15/23	5.000%	9/15/31	3,025	2,437
Namibia (0.1%)
	Republic of Namibia	5.250%	10/29/25	2,500	2,371
Nigeria (1.1%)
	Republic of Nigeria	7.625%	11/21/25	3,700	3,407
	Republic of Nigeria	6.500%	11/28/27	5,000	4,102
[2]	Republic of Nigeria	6.125%	9/28/28	3,000	2,338
	Republic of Nigeria	6.125%	9/28/28	1,600	1,247
[2]	Republic of Nigeria	8.375%	3/24/29	2,550	2,130
	Republic of Nigeria	8.375%	3/24/29	2,152	1,799
	Republic of Nigeria	7.143%	2/23/30	4,900	3,735
	Republic of Nigeria	8.747%	1/21/31	3,900	3,187
	Republic of Nigeria	7.875%	2/16/32	5,000	3,783
[2]	Republic of Nigeria	7.375%	9/28/33	575	411
	Republic of Nigeria	7.375%	9/28/33	4,350	3,115
	Republic of Nigeria	7.696%	2/23/38	4,542	3,163
	Republic of Nigeria	7.625%	11/28/47	5,450	3,548
	Republic of Nigeria	9.248%	1/21/49	2,300	1,747
[2]	Republic of Nigeria	8.250%	9/28/51	2,950	1,993
	Republic of Nigeria	8.250%	9/28/51	1,550	1,047
					40,752
Oman (2.5%)
	Oman Sovereign Sukuk Co.	4.397%	6/1/24	6,625	6,587
	Oman Sovereign Sukuk Co.	5.932%	10/31/25	5,156	5,312
[2]	Oman Sovereign Sukuk Co.	4.875%	6/15/30	4,100	4,105
	Oman Sovereign Sukuk Co.	4.875%	6/15/30	2,233	2,236
	Sultanate of Oman	4.875%	2/1/25	4,244	4,213
	Sultanate of Oman	4.750%	6/15/26	8,700	8,545
	Sultanate of Oman	5.375%	3/8/27	7,300	7,319
	Sultanate of Oman	6.750%	10/28/27	4,115	4,375
	Sultanate of Oman	5.625%	1/17/28	8,750	8,831
	Sultanate of Oman	6.000%	8/1/29	7,772	7,976
	Sultanate of Oman	6.250%	1/25/31	5,900	6,129
	Sultanate of Oman	7.375%	10/28/32	3,737	4,181
	Sultanate of Oman	6.500%	3/8/47	6,615	6,358
	Sultanate of Oman	6.750%	1/17/48	10,050	9,943
	Sultanate of Oman	7.000%	1/25/51	3,450	3,510
					89,620
Pakistan (0.4%)
	Islamic Republic of Pakistan	8.250%	4/15/24	3,225	1,851
	Islamic Republic of Pakistan	8.250%	9/30/25	1,925	1,007
	Islamic Republic of Pakistan	6.000%	4/8/26	4,775	2,084
	Islamic Republic of Pakistan	6.875%	12/5/27	5,400	2,315
	Islamic Republic of Pakistan	7.375%	4/8/31	5,250	2,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Islamic Republic of Pakistan	8.875%	4/8/51	2,770	1,136
	Pakistan Global Sukuk Programme Co. Ltd.	7.950%	1/31/29	3,350	2,068
					12,700
Panama (2.3%)
	Republic of Panama	3.750%	3/16/25	4,059	3,950
	Republic of Panama	7.125%	1/29/26	3,925	4,175
	Republic of Panama	8.875%	9/30/27	3,550	4,140
	Republic of Panama	3.875%	3/17/28	3,333	3,191
	Republic of Panama	9.375%	4/1/29	3,350	4,058
	Republic of Panama	3.160%	1/23/30	6,200	5,461
	Republic of Panama	2.252%	9/29/32	9,000	6,913
	Republic of Panama	3.298%	1/19/33	3,050	2,559
	Republic of Panama	6.400%	2/14/35	5,250	5,565
[3]	Republic of Panama	6.700%	1/26/36	7,200	7,812
[3]	Republic of Panama	4.500%	5/15/47	4,300	3,449
[3]	Republic of Panama	4.500%	4/16/50	9,000	7,075
[3]	Republic of Panama	4.300%	4/29/53	6,300	4,780
	Republic of Panama	4.500%	4/1/56	8,675	6,593
[3]	Republic of Panama	3.870%	7/23/60	10,550	7,068
	Republic of Panama	4.500%	1/19/63	5,300	3,952
					80,741
Papua New Guinea (0.0%)
	Papua New Guinea	8.375%	10/4/28	1,600	1,480
Paraguay (0.5%)
	Republic of Paraguay	5.000%	4/15/26	1,700	1,694
	Republic of Paraguay	4.700%	3/27/27	2,000	1,977
[3]	Republic of Paraguay	4.950%	4/28/31	3,600	3,501
[2]	Republic of Paraguay	2.739%	1/29/33	400	323
	Republic of Paraguay	2.739%	1/29/33	1,400	1,109
[2]	Republic of Paraguay	3.849%	6/28/33	400	351
	Republic of Paraguay	3.849%	6/28/33	1,700	1,496
	Republic of Paraguay	6.100%	8/11/44	4,000	3,976
	Republic of Paraguay	5.600%	3/13/48	1,850	1,674
[3]	Republic of Paraguay	5.400%	3/30/50	3,750	3,358
					19,459
Peru (2.1%)
	Republic of Peru	7.350%	7/21/25	5,309	5,596
	Republic of Peru	2.392%	1/23/26	4,200	3,913
	Republic of Peru	4.125%	8/25/27	3,822	3,726
	Republic of Peru	2.783%	1/23/31	15,100	12,809
	Republic of Peru	1.862%	12/1/32	3,500	2,625
	Republic of Peru	8.750%	11/21/33	7,600	9,488
	Republic of Peru	3.000%	1/15/34	7,975	6,501
[3]	Republic of Peru	6.550%	3/14/37	3,846	4,176
	Republic of Peru	3.300%	3/11/41	4,725	3,561
	Republic of Peru	5.625%	11/18/50	9,208	9,374
	Republic of Peru	3.550%	3/10/51	6,075	4,510
	Republic of Peru	2.780%	12/1/60	7,150	4,352
	Republic of Peru	3.600%	1/15/72	3,325	2,249
	Republic of Peru	3.230%	7/28/21	3,677	2,233
					75,113
Philippines (3.4%)
	Republic of Philippines	10.625%	3/16/25	5,175	5,843
	Republic of Philippines	5.500%	3/30/26	3,700	3,814
	Republic of Philippines	3.229%	3/29/27	2,300	2,196
	Republic of Philippines	5.170%	10/13/27	1,300	1,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Philippines	3.000%	2/1/28	7,350	6,900
	Republic of Philippines	4.625%	7/17/28	1,250	1,265
	Republic of Philippines	3.750%	1/14/29	5,350	5,154
	Republic of Philippines	9.500%	2/2/30	6,685	8,614
	Republic of Philippines	2.457%	5/5/30	4,525	3,933
	Republic of Philippines	7.750%	1/14/31	5,300	6,387
	Republic of Philippines	1.648%	6/10/31	4,975	3,987
	Republic of Philippines	1.950%	1/6/32	2,900	2,368
	Republic of Philippines	6.375%	1/15/32	3,550	3,999
	Republic of Philippines	3.556%	9/29/32	2,800	2,593
	Republic of Philippines	5.609%	4/13/33	4,275	4,594
	Republic of Philippines	5.000%	7/17/33	3,150	3,223
	Republic of Philippines	6.375%	10/23/34	6,735	7,673
	Republic of Philippines	5.000%	1/13/37	4,405	4,459
	Republic of Philippines	3.950%	1/20/40	7,200	6,336
	Republic of Philippines	3.700%	3/1/41	7,275	6,104
	Republic of Philippines	3.700%	2/2/42	6,770	5,676
	Republic of Philippines	2.950%	5/5/45	4,800	3,534
	Republic of Philippines	2.650%	12/10/45	5,550	3,885
	Republic of Philippines	3.200%	7/6/46	8,175	6,156
	Republic of Philippines	4.200%	3/29/47	3,400	2,996
	Republic of Philippines	5.950%	10/13/47	3,150	3,471
	Republic of Philippines	5.500%	1/17/48	3,700	3,869
					120,372
Poland (0.5%)
[6]	Republic of Poland	3.250%	4/6/26	6,125	5,925
	Republic of Poland	5.500%	11/16/27	5,450	5,661
	Republic of Poland	5.750%	11/16/32	5,350	5,805
					17,391
Qatar (4.0%)
	State of Qatar	3.375%	3/14/24	6,189	6,096
	State of Qatar	3.400%	4/16/25	8,242	8,050
	State of Qatar	3.250%	6/2/26	12,450	12,139
	State of Qatar	4.500%	4/23/28	11,250	11,504
	State of Qatar	4.000%	3/14/29	14,625	14,604
	State of Qatar	3.750%	4/16/30	11,215	11,016
[2]	State of Qatar	9.750%	6/15/30	4,093	5,542
[2]	State of Qatar	6.400%	1/20/40	2,670	3,201
[2]	State of Qatar	5.750%	1/20/42	3,600	4,049
	State of Qatar	4.625%	6/2/46	7,450	7,349
	State of Qatar	5.103%	4/23/48	20,100	20,729
	State of Qatar	4.817%	3/14/49	21,825	21,767
	State of Qatar	4.400%	4/16/50	18,375	17,384
					143,430
Romania (1.3%)
[2]	Romania	3.000%	2/27/27	3,450	3,132
	Romania	3.000%	2/27/27	984	894
[2]	Romania	5.250%	11/25/27	3,340	3,293
	Romania	5.250%	11/25/27	1,300	1,282
[2]	Romania	6.625%	2/17/28	4,370	4,542
[2]	Romania	3.000%	2/14/31	1,000	826
	Romania	3.000%	2/14/31	3,276	2,702
[2]	Romania	3.625%	3/27/32	3,350	2,832
	Romania	3.625%	3/27/32	700	592
[2]	Romania	7.125%	1/17/33	4,400	4,667
[2]	Romania	6.000%	5/25/34	1,550	1,526
	Romania	6.000%	5/25/34	2,770	2,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Romania	6.125%	1/22/44	3,400	3,263
	Romania	5.125%	6/15/48	4,328	3,619
[2]	Romania	4.000%	2/14/51	1,576	1,112
	Romania	4.000%	2/14/51	5,444	3,838
[2]	Romania	7.625%	1/17/53	4,400	4,778
					45,626
Rwanda (0.0%)
[2]	Republic of Rwanda	5.500%	8/9/31	1,700	1,291
	Republic of Rwanda	5.500%	8/9/31	600	458
					1,749
Saudi Arabia (7.8%)
	Kingdom of Saudi Arabia	4.000%	4/17/25	15,150	15,062
	Kingdom of Saudi Arabia	2.900%	10/22/25	8,500	8,198
	Kingdom of Saudi Arabia	3.250%	10/26/26	18,989	18,291
	Kingdom of Saudi Arabia	2.500%	2/3/27	4,700	4,394
[2]	Kingdom of Saudi Arabia	4.750%	1/18/28	5,900	5,995
	Kingdom of Saudi Arabia	3.625%	3/4/28	18,032	17,470
	Kingdom of Saudi Arabia	4.375%	4/16/29	14,700	14,729
	Kingdom of Saudi Arabia	4.500%	4/17/30	11,150	11,191
	Kingdom of Saudi Arabia	3.250%	10/22/30	5,519	5,117
	Kingdom of Saudi Arabia	2.750%	2/3/32	4,100	3,627
[2]	Kingdom of Saudi Arabia	5.500%	10/25/32	9,250	9,948
	Kingdom of Saudi Arabia	2.250%	2/2/33	10,220	8,375
[2]	Kingdom of Saudi Arabia	4.875%	7/18/33	12,000	12,271
	Kingdom of Saudi Arabia	4.500%	10/26/46	22,950	20,538
	Kingdom of Saudi Arabia	4.625%	10/4/47	16,293	14,873
	Kingdom of Saudi Arabia	5.000%	4/17/49	12,600	12,086
	Kingdom of Saudi Arabia	5.250%	1/16/50	12,742	12,627
	Kingdom of Saudi Arabia	3.250%	11/17/51	5,025	3,685
[2]	Kingdom of Saudi Arabia	5.000%	1/18/53	10,450	10,027
	Kingdom of Saudi Arabia	3.750%	1/21/55	9,473	7,530
	Kingdom of Saudi Arabia	4.500%	4/22/60	10,850	9,749
	Kingdom of Saudi Arabia	3.450%	2/2/61	8,000	5,810
	KSA Sukuk Ltd.	3.628%	4/20/27	15,875	15,489
[2]	KSA Sukuk Ltd.	5.268%	10/25/28	8,425	8,870
	KSA Sukuk Ltd.	5.268%	10/25/28	850	893
	KSA Sukuk Ltd.	4.303%	1/19/29	6,800	6,812
	KSA Sukuk Ltd.	2.969%	10/29/29	8,945	8,252
	KSA Sukuk Ltd.	2.250%	5/17/31	7,225	6,253
					278,162
Senegal (0.2%)
[3]	Republic of Senegal	6.250%	5/23/33	3,850	3,330
[3]	Republic of Senegal	6.750%	3/13/48	3,600	2,703
					6,033
Serbia (0.3%)
[2]	Republic of Serbia	6.250%	2/23/23	2,500	2,537
	Republic of Serbia	2.125%	12/1/30	4,475	3,418
[2]	Republic of Serbia	6.500%	9/26/33	3,500	3,532
					9,487
South Africa (1.8%)
	Republic of South Africa	5.875%	9/16/25	7,300	7,350
	Republic of South Africa	4.875%	4/14/26	4,450	4,365
	Republic of South Africa	4.850%	9/27/27	3,800	3,660
	Republic of South Africa	4.300%	10/12/28	5,900	5,374
	Republic of South Africa	4.850%	9/30/29	7,025	6,411
	Republic of South Africa	5.875%	6/22/30	5,164	4,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of South Africa	5.875%	4/20/32	5,050	4,698
	Republic of South Africa	6.250%	3/8/41	2,691	2,382
	Republic of South Africa	5.375%	7/24/44	3,350	2,607
	Republic of South Africa	5.000%	10/12/46	3,625	2,647
	Republic of South Africa	5.650%	9/27/47	5,475	4,201
	Republic of South Africa	6.300%	6/22/48	2,050	1,694
	Republic of South Africa	5.750%	9/30/49	11,250	8,611
	Republic of South Africa	7.300%	4/20/52	5,550	5,018
					63,964
Sri Lanka (0.3%)
[5]	Republic of Sri Lanka	6.850%	3/14/24	3,150	1,081
[5]	Republic of Sri Lanka	6.350%	6/28/24	2,000	688
[5]	Republic of Sri Lanka	6.125%	6/3/25	2,150	767
[5]	Republic of Sri Lanka	6.850%	11/3/25	5,600	1,977
[5]	Republic of Sri Lanka	6.825%	7/18/26	3,500	1,225
[5]	Republic of Sri Lanka	6.200%	5/11/27	5,650	1,937
[5]	Republic of Sri Lanka	6.750%	4/18/28	4,575	1,566
[5]	Republic of Sri Lanka	7.850%	3/14/29	4,700	1,604
[5]	Republic of Sri Lanka	7.550%	3/28/30	5,175	1,770
					12,615
Suriname (0.0%)
[5]	Republic of Suriname	9.250%	10/26/26	1,900	1,503
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	1,375	1,086
Trinidad & Tobago (0.1%)
	Republic of Trinidad & Tobago	4.500%	8/4/26	3,550	3,514
[2]	Republic of Trinidad & Tobago	4.500%	6/26/30	650	624
	Republic of Trinidad & Tobago	4.500%	6/26/30	1,200	1,151
					5,289
Tunisia (0.1%)
	Tunisian Republic	5.750%	1/30/25	3,525	2,290
Turkey (6.9%)
	Hazine Mustesarligi Varlik Kiralama A/S	4.489%	11/25/24	3,478	3,339
[2]	Hazine Mustesarligi Varlik Kiralama A/S	9.758%	11/13/25	13,050	13,518
	Hazine Mustesarligi Varlik Kiralama A/S	5.125%	6/22/26	3,600	3,264
[2]	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	8,600	8,364
	Hazine Mustesarligi Varlik Kiralama A/S	7.250%	2/24/27	2,500	2,436
	Republic of Turkey	5.750%	3/22/24	6,000	5,890
	Republic of Turkey	6.350%	8/10/24	9,350	9,184
	Republic of Turkey	5.600%	11/14/24	9,300	8,939
	Republic of Turkey	7.375%	2/5/25	11,650	11,573
	Republic of Turkey	4.250%	3/13/25	7,350	6,816
	Republic of Turkey	6.375%	10/14/25	8,958	8,540
	Republic of Turkey	4.750%	1/26/26	9,100	8,221
	Republic of Turkey	4.250%	4/14/26	1,312	1,157
	Republic of Turkey	4.875%	10/9/26	12,224	10,818
	Republic of Turkey	6.000%	3/25/27	13,367	12,152
	Republic of Turkey	8.600%	9/24/27	6,350	6,319
	Republic of Turkey	9.875%	1/15/28	12,275	12,635
	Republic of Turkey	5.125%	2/17/28	7,350	6,310
	Republic of Turkey	6.125%	10/24/28	9,903	8,739
	Republic of Turkey	7.625%	4/26/29	10,675	10,021
	Republic of Turkey	11.875%	1/15/30	5,379	6,323
	Republic of Turkey	5.250%	3/13/30	7,300	5,868
	Republic of Turkey	5.950%	1/15/31	8,200	6,763
	Republic of Turkey	5.875%	6/26/31	6,550	5,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Turkey	9.375%	1/19/33	6,400	6,294
	Republic of Turkey	6.500%	9/20/33	5,675	4,658
	Republic of Turkey	8.000%	2/14/34	4,921	4,868
	Republic of Turkey	6.875%	3/17/36	10,150	8,369
	Republic of Turkey	7.250%	3/5/38	3,775	3,353
	Republic of Turkey	6.750%	5/30/40	7,200	5,699
	Republic of Turkey	6.000%	1/14/41	10,815	7,793
	Republic of Turkey	4.875%	4/16/43	10,900	6,900
	Republic of Turkey	6.625%	2/17/45	10,950	8,246
	Republic of Turkey	5.750%	5/11/47	12,670	8,497
					247,183
Ukraine (0.4%)
[5]	Ukraine	7.750%	9/1/25	8,375	1,922
[5]	Ukraine	8.994%	2/1/26	2,920	665
[5]	Ukraine	7.750%	9/1/26	4,630	1,013
[5]	Ukraine	7.750%	9/1/27	4,800	1,027
[5]	Ukraine	7.750%	9/1/28	5,005	1,104
[5]	Ukraine	7.750%	9/1/29	4,730	1,049
[5]	Ukraine	9.750%	11/1/30	5,700	1,237
[2,5]	Ukraine	6.876%	5/21/31	650	130
[5]	Ukraine	6.876%	5/21/31	5,750	1,156
[5]	Ukraine	7.375%	9/25/34	10,130	2,036
[2,5]	Ukraine	7.253%	3/15/35	1,800	356
[5]	Ukraine	7.253%	3/15/35	6,800	1,370
					13,065
United Arab Emirates (5.3%)
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	6,230	6,530
[7]	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	4,500	4,126
	Emirate of Abu Dhabi	2.125%	9/30/24	10,550	10,122
	Emirate of Abu Dhabi	2.500%	4/16/25	10,900	10,498
	Emirate of Abu Dhabi	3.125%	5/3/26	9,547	9,273
	Emirate of Abu Dhabi	3.125%	10/11/27	14,800	14,258
	Emirate of Abu Dhabi	1.625%	6/2/28	6,546	5,825
	Emirate of Abu Dhabi	2.500%	9/30/29	10,725	9,754
	Emirate of Abu Dhabi	3.125%	4/16/30	10,625	9,949
	Emirate of Abu Dhabi	1.700%	3/2/31	5,450	4,558
	Emirate of Abu Dhabi	1.875%	9/15/31	6,300	5,280
[2]	Emirate of Abu Dhabi	2.000%	10/19/31	2,700	2,290
	Emirate of Abu Dhabi	2.000%	10/19/31	1,075	910
	Emirate of Abu Dhabi	4.050%	7/7/32	6,200	6,147
[2]	Emirate of Abu Dhabi	2.875%	10/19/41	1,850	1,451
	Emirate of Abu Dhabi	2.875%	10/19/41	1,900	1,489
	Emirate of Abu Dhabi	4.125%	10/11/47	10,625	9,544
	Emirate of Abu Dhabi	3.125%	9/30/49	14,500	10,928
	Emirate of Abu Dhabi	3.875%	4/16/50	13,600	11,692
	Emirate of Abu Dhabi	3.000%	9/15/51	4,650	3,414
	Emirate of Abu Dhabi	4.951%	7/7/52	4,175	4,210
	Emirate of Abu Dhabi	3.250%	10/19/61	7,100	5,369
	Emirate of Abu Dhabi	2.700%	9/2/70	5,500	3,523
	Emirate of Dubai	5.250%	1/30/43	3,850	3,720
	Emirate of Dubai	3.900%	9/9/50	4,442	3,388
	Finance Department Government of Sharjah	3.625%	3/10/33	2,600	2,181
	Finance Department Government of Sharjah	4.000%	7/28/50	3,548	2,343
	Finance Department Government of Sharjah	4.375%	3/10/51	1,800	1,249
	RAK Capital	3.094%	3/31/25	3,533	3,442
	Sharjah Sukuk Ltd.	3.764%	9/17/24	1,910	1,875
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,970	3,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	3,490	3,197
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	4,500	4,334
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	3,339	3,004
	Sharjah Sukuk Program Ltd.	3.886%	4/4/30	2,700	2,479
	Sharjah Sukuk Program Ltd.	3.200%	7/13/31	2,700	2,339
					188,509
Uruguay (1.5%)
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	5,066	5,130
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	7,400	7,377
	Oriental Republic of Uruguay	7.875%	1/15/33	3,300	4,167
	Oriental Republic of Uruguay	5.750%	10/28/34	5,562	6,163
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	3,815	4,901
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	2,600	2,453
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	13,917	14,056
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	9,009	8,974
					53,221
Uzbekistan (0.2%)
	Republic of Uzbekistan	4.750%	2/20/24	1,445	1,418
	Republic of Uzbekistan	5.375%	2/20/29	2,075	1,945
	Republic of Uzbekistan	3.700%	11/25/30	2,300	1,907
[2]	Republic of Uzbekistan	3.900%	10/19/31	950	781
	Republic of Uzbekistan	3.900%	10/19/31	1,050	862
					6,913
Vietnam (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	3,700	3,666
Zambia (0.1%)
[5]	Republic of Zambia	8.500%	4/14/24	3,330	1,675
[5]	Republic of Zambia	8.970%	7/30/27	4,825	2,414
					4,089
Total Sovereign Bonds (Cost $3,480,526)					3,014,036
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[8]	Vanguard Market Liquidity Fund (Cost $37,761)	4.437%		377,644	37,761
Total Investments (99.3%) (Cost $4,088,467)					3,556,341
Other Assets and Liabilities—Net (0.7%)					24,285
Net Assets (100.0%)					3,580,626
Cost is in $000.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $241,391,000, representing 6.7% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Step bond.
5	Non-income-producing security—security in default.
6	Securities with a value of $720,000 have been segregated as initial margin for open futures contracts.
7	Guaranteed by the Kingdom of United Arab Emirates.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GMTN—Global Medium Term Note.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2023	18	1,966	(4)
10-Year U.S. Treasury Note	March 2023	14	1,603	31
Ultra 10-Year U.S. Treasury Note	March 2023	24	2,909	—
				27

Short Futures Contracts
2-Year U.S. Treasury Note	March 2023	(36)	(7,403)	4
Ultra Long U.S. Treasury Bond	March 2023	(21)	(2,977)	(62)
				(58)
				(31)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	10,425	—	10,425
Corporate Bonds	—	494,119	—	494,119
Sovereign Bonds	—	3,014,036	—	3,014,036
Temporary Cash Investments	37,761	—	—	37,761
Total	37,761	3,518,580	—	3,556,341
Derivative Financial Instruments
Assets
Futures Contracts[1]	35	—	—	35
Liabilities
Futures Contracts[1]	66	—	—	66
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.